STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y
Stock Based Compensation 1	15.00%
Stock Based Compensation 2	15.00%
Stock Based Compensation 3	15,227,515
Stock Based Compensation 4	25.00%
Stock Based Compensation 5	25.00%
Stock Based Compensation 6	10,239,625
Stock Based Compensation 7	2,917,000
Stock Based Compensation 8	$ 0.31
Stock Based Compensation 9	157,500
Stock Based Compensation 10	1.40
Stock Based Compensation 11	100,000
Stock Based Compensation 12	0.60
Stock Based Compensation 13	78,750
Stock Based Compensation 14	1.15
Stock Based Compensation 15	2,590,000
Stock Based Compensation 16	0.83
Stock Based Compensation 17	1,094,320
Stock Based Compensation 18	1,763,000
Stock Based Compensation 19	0.85
Stock Based Compensation 20	1.00
Stock Based Compensation 21	11,000
Stock Based Compensation 22	0.92
Stock Based Compensation 23	56,356
Stock Based Compensation 24	1.5
Stock Based Compensation 25	636,001
Stock Based Compensation 26	1,205,798
Stock Based Compensation 27	705,000
Stock Based Compensation 28	705,000
Stock Based Compensation 29	235,000
Stock Based Compensation 30	$ 0.99
Stock Based Compensation 31	235,000
Stock Based Compensation 32	$ 0.60
Stock Based Compensation 33	235,000
Stock Based Compensation 34	0.58
Stock Based Compensation 35	2,500,000
Stock Based Compensation 36	56,000
Stock Based Compensation 37	1.075
Stock Based Compensation 38	4,050,000
Stock Based Compensation 39	1.75
Stock Based Compensation 40	243,000
Stock Based Compensation 41	$ 1.22